Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases	The minimum future lease commitments under noncancelable leases in effect at December 31, 2013 are as follows:

2014	$16,148
2015	14,724
2016	13,310
2017	9,972
2018	7,483
Thereafter	27,104
$88,741